Offerings - Offering: 1	Sep. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.850% Notes due 2033
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,396,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,147.53